Investments, Debt and Derivatives (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Investments, Debt and Derivatives (Tables) [Line Items]
Schedule of Investments and Derivatives Assets

The Company holds the following investments and derivative assets:

	September 30, 2025	December 31, 2024
At fair value
Other financial assets – VEON Ltd. shares	—	8
	—	8
At amortized cost
Loan receivable from VEON Amsterdam B.V.	—	363
Indemnity receivable from VEON Amsterdam B.V.	39	—
Other receivables from VEON Amsterdam B.V.	9	—
Total Other financial assets – related party	48	363

Investments and derivatives	104	94
Security deposits and cash collateral	102	64
Other investments	2	30

Schedule of Reconciliation of Cash Fows from Financing Activities

The following table shows the details of purchase consideration at the acquisition date:

April 2, 2025
Cash paid*	141
Fair value of contingent consideration	16
Put option liability	1
Total consideration	158

*        Total cash consideration consisted of US$129 for the acquisition of 97% of Uklon Group’s shares and a US$12 payment to settle employee awards.

Schedule of Debt and Derivative Liabilities

The Company holds the following debt and derivative liabilities:

	September 30, 2025	December 31, 2024
At fair value
Warrants	31	—
Total at fair value	31	—

At discounted redemption amount
Put option liability	2	9
Total at discounted redemption amount	2	9

At amortized cost
Bonds	37	585
Interest accrued on Bonds	2	6
Lease liabilities	353	294
Other financial liabilities	21	—
Loan Note Payable – VEON Amsterdam B.V.	56	—
Total at amortized cost	469	885

Total debt and derivatives	502	894
Non-current	275	225
Current	227	669

VEON Holdings B.V. [Member]
Investments, Debt and Derivatives (Tables) [Line Items]
Schedule of Investments and Derivatives Assets

The Company holds the following investments and derivatives assets as of December 31:

	Carrying value
	2024	2023
At fair value
Other financial assets – VEON Ltd. shares	8	—
	8	—
At amortized cost
Loan receivable from VEON Amsterdam B.V.	363	343
Security deposits and cash collateral	64	56
Other investments	30	151
	457	550
Total investments and derivatives	465	550
Non-current	—	343
Current	465	207

Schedule of Outstanding Debt and Derivatives Liabilities

The Company holds the following outstanding debt and derivatives liabilities as of December 31:

	Carrying value
	2024	2023
At discounted redemption amount
Put option liability	9	11
Total at discounted redemption amount	9	11

At amortized cost
Bonds	585	597
Interest accrued on Bonds	6	5
Loans received from subsidiaries of the Parent	—	4
Lease liabilities	294	281
Total at amortized cost	885	887
Total debt and derivatives	894	898
Non-current	225	815
Current	669	83

Schedule of Reconciliation of Cash Fows from Financing Activities

Reconciliation of cash flows from financing activities

	Bonds and interest accrued on bonds	Loan from parent	Lease liabilities	Put option liability	Total
Balance as of January 1, 2024	602	4	281	11	898

Cash flows
Repayment of debt	—	—	(29)	—	(29)
Interest paid	(25)	—	(53)	—	(78)

Non-cash movements
Interest and fee accruals	26	—	54	—	80
Lease additions, disposals, impairment and modifications	—	—	76	—	76
Foreign currency translation	(12)	—	(30)	—	(42)
Other non-cash movements	—	(4)	(5)	(2)	(11)
Balance as of December 31, 2024	591	—	294	9	894
	Bonds and interest accrued on bonds	Loan from parent	Lease liabilities	Put option liability	Total
Balance as of January 1, 2023	630	61	227	13	931

Cash flows
Proceeds from borrowings, net of fees paid	—	2	—	—	2
Repayment of debt	—	(60)	(28)	—	(88)
Interest paid	(26)	(2)	(47)	—	(75)

Non-cash movements
Interest and fee accruals	28	2	48	—	78
Lease additions, disposals, impairment and modifications	—	—	106	—	106
Foreign currency translation	(30)	—	(8)	—	(38)
Other non-cash movements	—	1	(17)	(2)	(18)
Balance as of December 31, 2023	602	4	281	11	898

Schedule of Debt and Derivative Liabilities

The following table shows the movements of net deferred tax positions in 2024:

	Movement in deferred taxes
	Opening balance	Net income statement movement	Closing balance
Property and equipment	(5)	(5)	(10)
Intangible assets	(4)	2	(2)
Trade receivables	2	—	2
Provisions	1	—	1
Accounts payable	1	—	1
Other	—	2	2
Net deferred tax positions	(5)	(1)	(6)
	Movement in deferred taxes
	Opening balance	Net income statement movement	Closing balance
Property and equipment	—	(5)	(5)
Intangible assets	(6)	2	(4)
Trade receivables	2	—	2
Provisions	1	—	1
Accounts payable	—	1	1
Net deferred tax positions	(3)	(2)	(5)